INVESTMENTS IN ASSOCIATED COMPANIES - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2020
Equity Method Investment [Roll Forward]
Beginning balance	$ 65,400
Distributions received from associated companies	(19,181)	$ (16,273)	$ 0
Ending balance	$ 58,536	$ 65,400
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.92%	16.40%	17.50%	15.92%	16.40%	16.40%	17.50%
Equity Method Investment [Roll Forward]
Beginning balance	$ 51,437	$ 39,722
Distributions received from associated companies	(7,803)	(9,828)
Loss on disposal of associated companies	(161)	(891)
Share of income	5,149	22,434
Other	0	0
Ending balance	$ 48,622	$ 51,437	$ 39,722
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 4,212	$ 1,618
Distributions received from associated companies	(6,513)	(6,445)
Loss on disposal of associated companies	0	0
Share of income	4,974	9,039
Other	0	0
Ending balance	$ 2,673	$ 4,212	$ 1,618
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%	10.00%	10.00%					10.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 10,211	$ 0
Distributions received from associated companies	(4,865)	0
Loss on disposal of associated companies	0	0
Share of income	1,895	10,211
Other	0	0
Ending balance	7,241	10,211	$ 0
Other
Equity Method Investment [Roll Forward]
Beginning balance	(460)	3
Distributions received from associated companies	0	0
Loss on disposal of associated companies	0	0
Share of income	460	0
Other	0	(463)
Ending balance	0	(460)	3
Total
Equity Method Investment [Roll Forward]
Beginning balance	65,400	41,343
Distributions received from associated companies	(19,181)	(16,273)
Loss on disposal of associated companies	(161)	(891)
Share of income	12,478	41,684
Other	0	(463)
Ending balance	$ 58,536	$ 65,400	$ 41,343